TRADE RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 61,135	¥ 61,212	¥ 66,907
Reversal of impairment loss provision	(358)	0	(5,689)
Written-off	(73)	(77)	(6)
At end of period	60,704	61,135	61,212
Previously stated [member]
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	61,135	61,212	6,203
At end of period		61,135	61,212
Change in Accounting Policy [member]
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 0	0	60,704
At end of period		¥ 0	¥ 0